Properties. Plant and Equipment (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 10, 2012
Property, plant and equipment [abstract]
Net exchange differences from translating from functional currency to presentation currency	$ (346,514)		$ 1,649,540
Depreciation expense	792,939	$ 740,257	1,510,213	$ 1,942,735	$ 2,015,437
Gross carrying amount of fully depreciated property, plant and equipment still in use	$ 38,367		$ 38,851
Revaluation surplus						$ 184,272